BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss available to shareholders of ordinary shares	$ (117,209)	$ (166,867)	$ (87,748)
Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	57,004,154	54,425,056	50,504,698